Inventories and other assets (Tables)	12 Months Ended
Dec. 31, 2020
Inventories And Other Assets [Abstract]
Disclosure of detailed information about Inventories and other assets [Table Text Block]
	December 31,	December 31,
	2020	2019
	$	$
Current

Ore in stockpiles (i)	8,426	—
Supplies	1,599	1,656
Total current inventories	10,025	1,656

Prepaid expenses and deposits	6,244	3,516
Total current other assets	6,244	3,516

Non-current

Ore in stockpiles (i)	17,279	—
Sales taxes	6,775	—
Reclamation deposits	599	5,361
Deferred financing fees	1,167	1,579
Total non-current other assets	25,820	6,940

 (i) The inventory balance associated with the ore that is not expected to be processed within 12 months is classified as non-current and is recorded in the other assets line item on the consolidated balance sheet.